Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	₩ 3,616,016	₩ 4,095,051	₩ 1,411,609
Income tax expense computed at statutory rate	982,287	990,540	341,148
Adjustments:
Tax credits	(32,103)	(40,757)	(30,124)
Additional Income tax expense for prior years (Over provisions from prior years)	44,336	(20,912)	(11,829)
Tax effect from tax audit	130,196
Investment in subsidiaries, associates and joint ventures	114,856	55,113	76,751
Tax effects due to permanent differences	64,708	4,798	(9,962)
Effect of tax rate change		175,647
Others	379,350	21,311	13,560
Adjustments	701,343	195,200	38,396
Income tax expense	₩ 1,683,630	₩ 1,185,740	₩ 379,544
Effective tax rate	46.56%	28.96%	26.89%